Leases - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating cash flows from operating leases	¥ 31,218	¥ 40,173
Operating leases	¥ 56,098	¥ 51,621